Income Taxes - Components of Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
United States	$ 1,258	$ (17,002)	$ (158,481)
Foreign	(1,046)	(27,603)	(2,894)
Total income (loss) before income taxes	$ 212	$ (44,605)	$ (161,375)